Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Revenue Disaggregation	The Company discloses such balances reconciled to the reportable segments (Note 38), being this information regularly provided and reviewed in such way by the chief operating decision-marker.

•	Revenue by category at December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	1,103.7	239.5	1,015.3	—	7.7	2,366.2
Long-term contracts	—	296.9	—	—	—	296.9
Others	10.7	19.9	56.2	4.9	1.1	92.8
Service	—	73.7	—	712.7	—	786.4
Spare Parts	—	23.9	—	202.4	2.5	228.8

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	1,962.7	49.7	77.1	6.9	237.7	32.1	2,366.2
Long-term contracts	—	0.3	0.1	230.9	64.9	0.7	296.9
Others	61.0	0.4	8.6	13.3	5.0	4.5	92.8
Service	385.6	22.4	56.4	91.9	198.7	31.4	786.4
Spare Parts	123.2	3.2	19.4	40.0	37.7	5.3	228.8

Total	2,532.5	76.0	161.6	383.0	544.0	74.0	3,771.1

•	Revenue by category at December 31, 2019 (recasted*):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,184.7	89.9	1,311.9	0.2	5.6	3,592.3
Long-term contracts	—	397.9	—	1.2	—	399.1
Others	49.7	16.0	85.1	0.7	—	151.5
Service	—	65.2	—	817.5	0.1	882.8
Spare Parts	—	7.3	—	426.1	3.5	436.9

Total	2,234.4	576.3	1,397.0	1,245.7	9.2	5,462.6

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,549.0	21.3	272.0	59.1	614.3	76.6	3,592.3
Long-term contracts	0.1	1.3	2.1	378.8	13.5	3.3	399.1
Others	98.6	19.2	5.7	8.6	12.5	6.9	151.5
Service	437.5	26.6	72.6	101.3	205.1	39.7	882.8
Spare Parts	260.4	8.0	24.6	55.5	78.3	10.1	436.9

Total	3,345.6	76.4	377.0	603.3	923.7	136.6	5,462.6

•	Revenue by category at December 31, 2018 (recasted*):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,276.2	92.5	997.4	—	6.9	3,373.0
Long-term contracts	—	267.5	—	—	—	267.5
Others	82.1	2.0	106.9	0.2	—	191.2
Service	—	31.1	—	774.2	0.2	805.5
Spare Parts	—	67.0	—	358.4	8.5	433.9

Total	2,358.3	460.1	1,104.3	1,132.8	15.6	5,071.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,253.8	87.0	318.2	40.3	644.6	29.1	3,373.0
Long-term contracts	1.9	0.6	0.7	243.3	12.6	8.4	267.5
Others	130.9	11.9	5.0	2.9	8.9	31.6	191.2
Service	353.7	42.2	92.3	45.3	230.3	41.7	805.5
Spare Parts	218.7	8.8	15.6	110.7	69.7	10.4	433.9

Total	2,959.0	150.5	431.8	442.5	966.1	121.2	5,071.1

*
Part of revenues generated by subsidiary OGMA - Indústria Aeronáutica de Portugal previously classified in the column of Defense & Security were reclassified to the column of Services & Support, as disclosed on Note 38.

Summary of Contract balances, including contract costs
b)	Contract balances, including contract costs:

	Note	12.31.2020	12.31.2019
Contract assets		461.8	461.9
Contract costs (Other assets)		10.8	9.1
Contract liabilities		1,295.4	683.4

Advances from customers		1,049.3	435.4
Deferred revenue		246.1	248.0
Financial Guarantee	25	125.2	—